RELATED PARTIES	6 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTIES

13. RELATED PARTIES

1)	Nature of relationships with related parties

Name	Relationship with the Company
Kwai Hoi, Ma	Co-founder, Chief Executive Officer, shareholder and director of the Company
Mui Ko	Spouse of Mr. Kwai Hoi, Ma
Edinburgh DH Holdings Limited	Controlled by Ms. Mui Ko
Fantastic Global Venture Limited	Controlled by immediate family member of Mr. Kwai Hoi, Ma
TKO Investments Limited	Controlled by immediate family member of Mr. Kwai Hoi, Ma
Bloomington DH Holdings Limited	A holding company owned and controlled by Mr. Kwai Hoi, Ma
Nova Pulsar Holdings Limited	A shareholder of the Company

2)	Transactions with related parties

	Six months ended September 30,
	2025	2024
Borrowings from related parties (a)
Mui Ko	$-	$75,204

Repayment of borrowings from related party
Kwai Hoi, Ma	$221,791	$290,715

Payment of operating expenses on behalf of the Company (b)
Kwai Hoi, Ma	$205,142	$332,116

Advance to a related party (c)
Kwai Hoi, Ma	$128,010	$-

Purchase of convertible promissory note issued by the Company
TKO Investment Limited	$-	$4,500,000

Interest expense of convertible promissory notes - related parties
Edinburgh DH Holdings Limited	$-	$14,959
Fantastic Global Venture Limited	-	52,356
	$-	$74,795

(a)	The borrowings from related parties were interest free and repayable on demand.
(b)	The payments of operating expenses, deferred offering costs and purchase of property and equipment on behalf of the Company were subject to repayments to Mr. Kwai Hoi, Ma.
(c)	The advance to a director for general business activities was interest free and repayable on demand.

3)	Balances with related parties

As of September 30, 2025 and March 31, 2025, the balances due from (to) related parties were as follows:

	As of
	September 30, 2025	March 31, 2025
Due from related parties
Nova Pulsar Holdings Limited	$-	$714,527
Kwai Hoi, Ma	107,728	-
	$107,728	$714,527

Due to a related party
Kwai Hoi, Ma	$-	$37,512